Cost of sales (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost of sales
Cost of transportation (B2B)	$ 10,654,177	$ 14,185,568	$ 27,447,735
Captain costs (B2C)	2,913,963	4,555,709	15,369,523
Cost of sales	$ 13,568,140	$ 18,741,277	$ 42,817,258